UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-21275
                                                     ---------

                           TURNAROUND INVESTMENT TRUST
                           ---------------------------
               (Exact name of registrant as specified in charter)


                 Post Office Box 7365, Eugene, Oregon 97401-0015
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)


 Julian G. Winters, 116 S. Franklin Street, P. O. Box 69, Rocky Mount, NC 27802
 ------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: February 28
                                               -----------


                   Date of reporting period: February 28, 2005
                                             -----------------

ITEM 1. Reports to Stockholders.
        ------------------------
________________________________________________________________________________


                             THE TURNAROUND FUND(TM)

________________________________________________________________________________

                   a series of the Turnaround Investment Trust




                                  Annual Report




                      FOR THE YEAR ENDED FEBRUARY 28, 2005




                               INVESTMENT ADVISER
                         Alsin Capital Management, Inc.
                              Post Office Box 7365
                            Eugene, Oregon 97401-0015


                             THE TURNAROUND FUND(TM)
                         Alsin Capital Management, Inc.
                              Post Office Box 7365
                            Eugene, Oregon 97401-0015
                                 1-800-773-3863


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0069
                                 1-800-773-3863





This report and the financial statements contained herein are submitted for the general information of the shareholders of The Turnaround Fund(TM) (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Turnaround Fund(TM) ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, sector risk, small company risk, portfolio turnover risk, non-diversified fund risk and short sales risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
________________________________________________________________________________


[BAR CHART HERE]

           Asset Allocation as of February 28, 2005 (% of Net Assets)

INDUSTRY                                                            Market Value
--------                                                            ------------
Banks  - 14.20%                                                     $  1,930,320
Diversified Financial Services  - 2.12%                                  287,360
Engineering & Construction - 4.53%                                       615,780
Entertainment - 1.31%                                                    178,400
Food - 2.61%                                                             354,750
Forest Products & Paper - 2.07%                                          281,280
Healthcare - Services - 4.86%                                            660,940
Insurance - 12.14%                                                     1,650,000
Internet -10.91%                                                       1,482,000
Miscellaneous Manufacturing - 7.00%                                      951,720
Real Estate - 4.53%                                                      615,625
Retail - 28.78%                                                        3,911,570
Toys/Games/Hobbies - 4.04%                                               549,120
Investment Company - 0.84%                                               114,597
                                                                   -------------
                                                                   $  13,583,462
                                                                   =============

                             THE TURNAROUND FUND(TM)

                                                                  April 27, 2005


Annual Report Letter to Shareholders

Dear Investor:

The Turnaround Fund(TM) closed the fiscal year ended February 28, 2005 with a return of 4.71%, versus a total return for the S&P 500 for the same period of 6.98%.

________________________________________________________________________________

Average Annual Total Returns as of February 28, 2005

                                  The Turnaround Fund                   S&P 500

1 Year                                    4.71%                          6.98%
Since Inception (4/9/2003)               25.09%                         21.08%

Performance shown is for the period ended February 28, 2005. The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data quoted. To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit www.theturnaroundfund.com.
________________________________________________________________________________


What do we think is the hallmark of a great mutual fund manager?

Here's our rule of thumb: We think a great mutual fund manager's performance exceeds the S&P 500 by 2-3% per year, on average, over the long haul. It is rare, for example, when a mutual fund manager can do this over a 10 year time span.

Our goal of outperforming the S&P is hardly original. You'll hear many other mutual fund managers state the same goal. But we think we have a unique approach. For example, while the large majority of equity mutual funds are "diversified" under SEC rules, the Turnaround Fund(TM) is a "non-diversified" fund. In general terms, this means that the Turnaround Fund(TM) has the flexibility to hold a small number of equity securities (e.g., as few as 12, even when fully invested).

Most stock mutual funds take a different approach. Most are "diversified" under SEC rules and hold a larger number of equity securities (often the number of stocks exceeds 100). In our view, this makes many actively managed mutual funds nothing more than "closet indexers". They own such a large percentage of the indices, that, over time, their returns mirror the indices. We think that investors seeking diversification in equities would be better off investing directly in index funds and saving on fees rather than investing in most "diversified" actively managed funds.

At the bottom of this letter, we include an explanation of our non-diversified status under the current rules. Suffice it to say, with our non-diversified status, it is highly unlikely that our performance will mirror a broad index like the S&P 500 over the long haul.

Management discussion:

We do not buy popular stocks in the Turnaround Fund(TM). Instead, we actively seek to buy negativity. We're bargain hunters, after all. It's not possible to obtain steep discounts in companies that have the wind at their back, where all is well and profitability is at cyclical highs.

In the last fiscal year, for example, we've built and/or added to our large positions in Commerce Bank (CBH), CarMax (KMX), and Blockbuster (BBI) when negativity swirled around these companies. We also own out-of-favor companies like E-Loan (EELN) and 1-800-Flowers (FLWS). Please refer to the "Portfolio of Investments" section for a complete listing of fund holdings and the amount each represents of the portfolio.

As always, there is a lot of worry and fret about investing in equities. The Federal Reserve has clearly signaled that interest rates are headed higher. This will not be a positive for many of our positions, e.g., CarMax needs an active car consumer, able to procure loans at reasonable rates, in order to thrive. Commerce Bank and E-Loan are in the business of lending money. To the extent rates climb significantly higher, it would be a short-term negative for their businesses.

So why do we own these companies, and even add to our exposure, in the face of the stiff headwind emanating from the Fed? There are a couple of reasons. First we want to buy companies when they are "on sale". In anticipation of further Fed tightening these stocks have been heavily discounted over the last several months. If we wait for a more accommodative Federal Reserve Board policy, then we would likely have to pay full price for these same interest-rate sensitive companies. Our preference is to accumulate shares in these companies at steep discounts and then wait patiently for the cycle to turn. Second, since we anticipate owning most of our companies for a period of years, we think it is inevitable that the interest rate cycle will eventually turn in our favor. While the Fund's performance trailed the S&P 500 over the past year, we believe the positions we established hold substantial potential over the long term.

See below for explanation about our status as a "non-diversified" mutual fund.



Arne Alsin                                  Glenn Surowiec
arne@theturnaroundfund.com                  glenn@theturnaroundfund.com
_____________________________               ______________________________

LACK OF DIVERSIFICATION. The Turnaround Fund(TM) is a non-diversified investment company, which means that it has not made an election to be a "diversified" investment company under the 1940 Act. Most mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it can hold a relatively small number of securities in its portfolio. Even a non-diversified fund has to have some diversification for tax purposes, though. Under the tax code, all mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets; and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).


Underwriter and distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, phone (800) 773-3863.

                             THE TURNAROUND FUND(TM)

                     Performance Update - $10,000 Investment

                        For the period from April 9, 2003
                       (Date of Initial Public Investment)
                              to February 28, 2005

[GRAPH HERE]
--------------------------------------------------------------------------------
                          The Turnaround                     S&P 500 Total
                               Fund                          Return Index
--------------------------------------------------------------------------------
     4/9/2003                $10,000                           $10,000
    5/31/2003                 10,840                            11,152
    8/31/2003                 11,940                            11,717
   11/30/2003                 13,100                            12,356
    2/29/2004                 14,590                            13,427
    5/31/2004                 14,063                            13,196
    8/31/2004                 13,201                            13,060
   11/30/2004                 14,322                            13,945
    2/28/2005                 15,278                            14,364


This graph depicts the performance of The Turnaround FundTM (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns
                 ----------------- ----------------------------
                     One Year         Since 04/09/03 (Date of
                                     Initial Public Investment)
                 ----------------- ----------------------------
                       4.71 %                 25.09 %
                 ----------------- ----------------------------


>> The graph assumes an initial $10,000 investment at April 9, 2003 (Date of Initial Public Investment). All dividends and distributions are reinvested.
>>   At February 28, 2005, the value of the Fund would have increased to $15,278
     - a cumulative total investment return of 52.78% since April 9, 2003.
>> At February 28, 2005, the value of a similar investment in the S&P 500 Total Return Index would have increased to $14,364 - a cumulative total investment return of 43.64% since April 9, 2003.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.


                                                       THE TURNAROUND FUND(TM)

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                             Shares                        (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.10%

      Banks - 14.20%
           Commerce Bancorp, Inc. ......................................................     31,500                     $ 1,930,320
                                                                                                                        -----------
      Diversified Financial Services - 2.12%
        (a)eSpeed, Inc. ................................................................     32,000                         287,360
                                                                                                                        -----------

      Engineering & Construction - 4.53%
        (a)Jacobs Engineering Group Inc. ...............................................     11,000                         615,780
                                                                                                                        -----------

      Entertainment - 1.31%
        (a)Six Flags, Inc. .............................................................     40,000                         178,400
                                                                                                                        -----------

      Food - 2.61%
        (a)Wild Oats Markets, Inc. .....................................................     55,000                         354,750
                                                                                                                        -----------

      Forest Products & Paper - 2.07%
           Neenah Paper, Inc. ..........................................................      8,000                         281,280
                                                                                                                        -----------

      Healthcare - Services - 4.86%
           HCA Inc. ....................................................................     14,000                         660,940
                                                                                                                        -----------

      Insurance - 12.14%
           Aon Corporation .............................................................     20,000                         490,200
        (a)Conseco, Inc. ...............................................................     30,000                         567,600
           UnumProvident Corporation ...................................................     35,000                         592,200
                                                                                                                        -----------
                                                                                                                          1,650,000
                                                                                                                        -----------
      Internet - 10.91%
        (a)1-800-FLOWERS.COM Inc. ......................................................     70,000                         525,000
        (a)E-Loan, Inc. ................................................................    300,000                         957,000
                                                                                                                        -----------
                                                                                                                          1,482,000
                                                                                                                        -----------
      Miscellaneous Manufacturing - 7.00%
           Eastman Kodak Company .......................................................     28,000                         951,720
                                                                                                                        -----------

      Real Estate - 4.53%
        (a)Tejon Ranch, Co. ............................................................     12,500                         615,625
                                                                                                                        -----------

      Retail - Apparel - 3.84%
           Kenneth Cole Productions, Inc. ..............................................      18,000                        522,180
                                                                                                                        -----------

      Retail - Automobile - 9.71%
        (a)Carmax, Inc. ................................................................     40,000                       1,320,000
                                                                                                                        -----------


                                                                                                                        (Continued)

                                                       THE TURNAROUND FUND(TM)

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                             Shares                        (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Retail - Office Supplies - 5.11%
           OfficeMax Inc. ..............................................................     22,000                     $   694,540
                                                                                                                        -----------

      Retail - Video Rental - 10.12%
           Blockbuster Inc. ............................................................    155,000                       1,374,850
                                                                                                                        -----------

      Toys/Games/Hobbies - 4.04%
           Hasbro, Inc. ................................................................     26,000                         549,120
                                                                                                                        -----------

           Total Common Stocks (Cost $11,410,153) .................................................                      13,468,865
                                                                                                                        -----------

INVESTMENT COMPANY - 0.84%

      Evergreen Institutional U.S. Government Money Market Fund Class IN #436 ..........    114,597                         114,597
           (Cost $114,597)                                                                                              -----------


Total Value of Investments (Cost $11,524,750 (b)) .................................................      99.94%         $13,583,462
Other Assets Less Liabilities .....................................................................       0.06%               8,164
                                                                                                        ------          -----------
      Net Assets ..................................................................................     100.00%         $13,591,626
                                                                                                        ======          ===========

      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income  tax  purposes  is  $11,527,563. Unrealized appreciation/(depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Aggregate gross unrealized appreciation ..........................................................           $ 2,372,816
           Aggregate gross unrealized depreciation ..........................................................              (316,917)
                                                                                                                        -----------

                      Net unrealized appreciation ...........................................................           $ 2,055,899
                                                                                                                        ===========





See accompanying notes to financial statements

                                                       THE TURNAROUND FUND(TM)

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          February 28, 2005

ASSETS
      Investments, at value (cost $11,524,750) .............................................................            $13,583,462
      Cash .................................................................................................                  2,406
      Income receivable ....................................................................................                  4,212
      Receivable for investments sold ......................................................................                 84,297
      Receivable for fund shares sold ......................................................................                  4,500
      Prepaid expenses .....................................................................................                  5,873
                                                                                                                        -----------

           Total assets ....................................................................................             13,684,750
                                                                                                                        -----------

LIABILITIES
      Accrued expenses .....................................................................................                 30,514
      Payable for fund shares redeemed .....................................................................                 62,610
                                                                                                                        -----------

           Total liabilities ...............................................................................                 93,124
                                                                                                                        -----------

NET ASSETS
      (applicable to 915,797 shares outstanding; unlimited number
       of $0.001 per share of par value beneficial interest shares authorized) .............................            $13,591,626
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($13,591,626 / 915,797 shares) .......................................................................            $     14.84
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ......................................................................................            $11,479,072
      Undistributed net realized gain on investments .......................................................                 53,842
      Net unrealized appreciation on investments ...........................................................              2,058,712
                                                                                                                        -----------
                                                                                                                        $13,591,626
                                                                                                                        ===========








See accompanying notes to financial statements



                                                       THE TURNAROUND FUND(TM)

                                                       STATEMENT OF OPERATIONS

                                                    Year ended February 28, 2005
NET INVESTMENT INCOME

      Income
           Dividends .......................................................................................            $   336,346
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ...............................................................                135,677
           Fund administration fees (note 2) ...............................................................                 23,744
           Compliance services fees (note 2) ...............................................................                  1,593
           Custody fees (note 2) ...........................................................................                  7,308
           Registration and filing administration fees (note 2) ............................................                  7,838
           Fund accounting fees (note 2) ...................................................................                 28,357
           Audit and tax preparation fees ..................................................................                 27,364
           Legal fees ......................................................................................                 17,116
           Securities pricing fees .........................................................................                  1,983
           Shareholder recordkeeping fees (note 2) .........................................................                 21,000
           Other accounting fees (note 2) ..................................................................                    553
           Shareholder servicing expenses ..................................................................                  5,410
           Registration and filing expenses ................................................................                 30,773
           Printing expenses ...............................................................................                  4,919
           Trustee fees and meeting expenses ...............................................................                  8,964
           Other operating expenses ........................................................................                  9,914
                                                                                                                        -----------

               Total expenses ..............................................................................                332,513

               Less investment advisory fees waived (note 2) ...............................................                (95,728)
                                                                                                                        -----------

               Net expenses ................................................................................                236,785
                                                                                                                        -----------

                    Net investment income ..................................................................                 99,561
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .......................................................                 55,879
      Change in unrealized appreciation on investments .....................................................                397,785
                                                                                                                        -----------

           Net realized and unrealized gain on investments .................................................                453,664
                                                                                                                        -----------

               Net increase in net assets resulting from operations ........................................            $   553,225
                                                                                                                        ===========









See accompanying notes to financial statements



                                                       THE TURNAROUND FUND(TM)

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            ---------------------------------------
                                                                                                 Year ended            Period ended
                                                                                                 February 28,          February 29,
                                                                                                    2005                 2004 (a)
                                                                                            ---------------------------------------
INCREASE IN NET ASSETS

     Operations
          Net investment income (loss) ....................................................... $     99,561            $    (33,368)
          Net realized gain from investment transactions .....................................       55,879                 252,933
          Change in unrealized appreciation on investments ...................................      397,785               1,660,927
                                                                                               ------------            ------------

               Net increase in net assets resulting from operations ..........................      553,225               1,880,492
                                                                                               ------------            ------------

     Distributions to shareholders from
          Net investment income ..............................................................      (99,561)                      0
          Distribution in excess of net investment income ....................................       (4,281)                      0
          Net realized gain from investment transactions .....................................     (103,361)               (118,241)
                                                                                               ------------            ------------

               Decrease in net assets resulting from distributions ..........................      (207,203)               (118,241)
                                                                                               ------------            ------------

     Capital share transactions
          (Decrease) increase in net assets resulting from capital share transactions (b) ...      (166,626)             11,649,979
                                                                                               ------------            ------------

                      Total increase in net assets ..........................................       179,396              13,412,230

NET ASSETS

     Beginning of period ....................................................................    13,412,230                       0
                                                                                               ------------            ------------

     End of period ..........................................................................  $ 13,591,626            $ 13,412,230
                                                                                               ============            ============

(a)  For the period from  April 9,2003 (Date of Initial Public Investment) through February 29, 2004.

(b)  A summary of capital share activity follows:

                                                          -------------------------------------------------------------------------
                                                                   Year ended                           Period ended
                                                                February 28, 2005                    February 29, 2004 (a)

                                                            Shares              Value             Shares              Value
                                                          -------------------------------------------------------------------------

Shares sold ............................................     351,723       $  4,880,303           985,674         $ 12,380,406

Shares issued for reinvestment of distributions ........      14,482            205,657             8,777              117,439
                                                        ------------       ------------       -----------         ------------
                                                             366,205          5,085,960           994,451           12,497,845

Shares redeemed ........................................    (382,431)        (5,252,586)          (62,428)            (847,866)
                                                        ------------       ------------      ------------         ------------

     Net (decrease) increase ...........................     (16,226)      $   (166,626)          932,023         $ 11,649,979
                                                        ============       ============      ============         ============


See accompanying notes to financial statements




                                                       THE TURNAROUND FUND(TM)

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                                                            ---------------------------------------
                                                                                              Year ended           Period ended
                                                                                              February 28,         February 29,
                                                                                                 2005                2004 (a)
                                                                                            ---------------------------------------
Net asset value, beginning of period ....................................................   $      14.39           $      10.00

     Income from investment operations
         Net investment income (loss) ...................................................           0.11                  (0.04)
         Net realized and unrealized gain on investments ................................           0.56                   4.62
                                                                                            ------------           ------------

              Total from investment operations ..........................................           0.67                   4.58
                                                                                            ------------           ------------

     Distributions to shareholders from
         Net investment income ..........................................................          (0.11)                  0.00
         Distribution in excess of net investment income ................................           0.00 (b)               0.00
         Net realized gain from investment transactions .................................          (0.11)                 (0.19)
                                                                                            ------------           ------------

              Total distributions .......................................................          (0.22)                 (0.19)
                                                                                            ------------           ------------

Net asset value, end of period ..........................................................   $      14.84           $      14.39
                                                                                            ============           ============

Total return ............................................................................           4.71 %                45.90 %
                                                                                            ============           ============

Ratios/supplemental data
     Net assets, end of period ..........................................................   $ 13,591,626           $ 13,412,230
                                                                                            ============           ============

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees ..................................           2.45 %                 4.42 %(c)
         After expense reimbursements and waived fees ...................................           1.75 %                 1.75 %(c)

     Ratio of net investment income (loss) to average net assets
         Before expense reimbursements and waived fees ..................................           0.03 %                (3.36)%(c)
         After expense reimbursements and waived fees ...................................           0.73 %                (0.69)%(c)

     Portfolio turnover rate ............................................................         108.24 %                31.71 %

(a) For the period from April 9, 2003 (Date of Initial Public Investment) through February 29, 2004.

(b) Actual amount is less than $0.01 per share.

(c) Annualized.







See accompanying notes to financial statements






                             THE TURNAROUND FUND(TM)

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2005



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Turnaround Fund(TM) (the "Fund") is a non-diversified series of shares of beneficial interest of the Turnaround Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 2002 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on April 9, 2003. The investment objective of the Fund is to provide long-term growth of capital through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.001 par value beneficial interest shares that are authorized. The following is a summary of significant accounting policies followed by the
     Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, or on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.




                                                                     (Continued)

                             THE TURNAROUND FUND(TM)

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2005



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Alsin Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.75% of the average daily net assets of the Fund for the fiscal year ending February 28, 2005. There can be no assurance that the Expense Limitation Agreement will continue in the future. Pursuant to the Expense Limitation Agreement, the Advisor has waived its fee amounting to $95,728 ($0.10 per share) incurred by the Fund for the year ended February 28, 2005.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million, 0.125% of the next $50 million, 0.100% of the next $50 million, and 0.075% of average daily net assets over $200 million, with a minimum administration fee of $2,000 per month. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the annual net assets. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $400 per month. The Administrator will also charge the Fund for certain expenses involved with the daily valuation of portfolio securities which are believed to be immaterial in amounts. Effective December 15, 2004, the Administrator receives $7,750 annually paid monthly for compliance services relating to requirements under Rule 38a-1 of the Securities and Exchange Commission.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.




                                                                     (Continued)

                             THE TURNAROUND FUND(TM)

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2005



NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $14,749,518 and $14,456,923, respectively, for the year ended February 28, 2005.


NOTE 4 - FEDERAL INCOME TAX STATUS

     The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions paid-in-capital

     The tax character of distributions paid was as follows:


                                            ---------------------------------
                                              Year ended       Period ended
                                             February 28,      February 28,
                                                 2005            2004 (a)
                                            ---------------------------------
Ordinary income                              $    207,203      $    118,241
Long-term capital gains                                 0                 0
                                             ------------      ------------
Total distributions paid                     $    207,203      $    118,241
                                             ============      ============

As of February 28, 2005, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income                $          0
Undistributed long-term gains                      56,655
                                             ------------

Net accumulated earnings                           56,655
Net unrealized appreciation                     2,055,899
                                             ------------

Total accumulated earnings                   $  2,112,554
                                             ============

(a) For the period from April 9, 2003 (Date of Initial Public Investment) through February 29, 2004.


As of February 28, 2005 the Fund has temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a Post-December net investment loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was credited $4,281 and net investment loss was credited $4,281.



                                                                     (Continued)

                             THE TURNAROUND FUND(TM)

                             ADDITIONAL INFORMATION

                                February 28, 2005
                                   (Unaudited)


INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


                                                          Beginning                   Ending
                                                        Account Value             Account Value              Expenses Paid
                                                        March 1, 2004           February 28, 2005            During Period*
                                                    ---------------------   -------------------------    ---------------------

Actual                                                   $ 1,000.00             $ 1,047.10 00.00            $ 17.91 1,047.10
Hypothetical (5% annual return before expenses)          $ 1,000.00             $ 1,032.50 00.00            $ 17.78 1,032.50


*  Expenses are equal to the Fund's annualized expense ratio of 1.75% multiplied by the average account value over the period.


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov or by calling the Transfer Agent at 1-800-773-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

                                                                     (Continued)

                             THE TURNAROUND FUND(TM)

                             ADDITIONAL INFORMATION

                                February 28, 2005
                                   (Unaudited)


INFORMATION ABOUT TRUSTEES AND OFFICERS

     The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is Post Office Box 7365, Eugene, Oregon 97401-0015. The Independent Trustees received aggregate compensation of $7,400 during the fiscal year ended February 28, 2005 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.

--------------------------- ------------------ --------- ----------------------------------- -------------- ----------------------
                                                                                               Number of
                                                                                              Portfolios
                                               Length                                           in Fund
      Name, Age and         Position(s) held   of Time        Principal Occupation(s)           Complex      Other Directorships
         Address             with Fund/Trust    Served          During Past 5 Years           Overseen by      Held by Trustee
                                                                                                Trustee
--------------------------- ------------------ --------- ----------------------------------- -------------- ----------------------
                                                      Independent Trustees
--------------------------- ------------------ --------- ----------------------------------- -------------- ----------------------
Jeffrey F. Brotman, 41      Trustee            Since     Attorney/Managing          Member,        1                None
                                               04/2003   Ledgewood  Law Firm,  P.C. and Law
                                                         School  Professor,  University  of
                                                         Pennsylvania Law School
--------------------------- ------------------ --------- ----------------------------------- -------------- ----------------------
Corydon H. Jensen, Jr., 62  Trustee            Since     President,  Station Masters,  Inc.        1        Director, Elmer's
                                               04/2003   (restaurant)                                       Restaurant, Inc.
                                                                                                            (food service
                                                                                                            retailer)
--------------------------- ------------------ --------- ----------------------------------- -------------- ----------------------
James R. Mitchell, 64       Trustee            Since     Retired;  Previously,   President,        1                None
                                               04/2003   Williams   Bakery,   Inc.  (bakery
                                                         company)
--------------------------- ------------------ --------- ----------------------------------- -------------- ----------------------
                                                      Interested Trustees*
--------------------------- ------------------ --------- ----------------------------------- -------------- ----------------------
Arne T. Alsin, 47*          Trustee,           Since     President,      Alsin      Capital        1                None
                            Chairman and       04/2003   Management,    Inc.    (investment
                            President                    adviser to the Fund)
                            (Principal
                            Executive
                            Officer)
--------------------------- ------------------ --------- ----------------------------------- -------------- ----------------------
* Basis of  Interestedness:  Mr. Alsin is an Interested Trustee because he is an officer of Alsin Capital  Management,  Inc., the investment adviser of the Fund.
----------------------------------------------------------------------------------------------------------------------------------
                                                        OTHER OFFICERS
--------------------------- ------------------ --------- ----------------------------------- -------------- ----------------------
Glenn D. Surowiec, 34       Treasurer          Since     Senior   Analyst,   Alsin  Capital       n/a                n/a
                            (Principal         04/2003   Management,  Inc.,  since 08/2001;
                            Financial                    Associate/Manager,   Enron   Corp.
                            Officer)                     (energy  company)  from 08/1999 to
                                                         08/2001;  previously,  student  at
                                                         Cox   School   of    Business   at
                                                         Southern Methodist University
--------------------------- ------------------ --------- ----------------------------------- -------------- ----------------------
Tracey L. Hendricks, 37     Assistant          Since     Vice President,  Special  Projects       n/a                n/a
The Nottingham Company      Secretary          12/2004   of    The    Nottingham    Company
116 S. Franklin Street                                   (administrator to the Funds)
Post Office Box 69
Rocky Mount, NC  27802
--------------------------- ------------------ --------- ----------------------------------- -------------- ----------------------
Julian G. Winters, 36       Secretary and      Since     Vice     President,     Compliance       n/a                n/a
The Nottingham Company      Asst. Treasurer    04/2003   Administration of
116 S. Franklin Street                                   The Nottingham Company
Post Office Box 69
Rocky Mount, NC  27802
--------------------------- ------------------ --------- ----------------------------------- -------------- ----------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Turnaround Investment Trust and Shareholders of The Turnaround Fund:

We have audited the accompanying statement of assets and liabilities of The Turnaround Fund (the "Fund"), including the portfolio of investments, as of February 28, 2005, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Turnaround Fund as of February 28, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
March 28, 2005

________________________________________________________________________________

                             THE TURNAROUND FUND(TM)

________________________________________________________________________________

                   a series of the Turnaround Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

ITEM 2.  Code of Ethics.
         ---------------

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)      There have been no amendments during the period covered by this report.

(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(e)      Not applicable.

(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 12.(a)(1) below.



ITEM 3.  Audit Committee Financial Expert.
         --------------------------------

(a)(1) The registrant's Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.

(a)(2) Mr. Jeffrey F. Brotman is the audit committee financial expert and he is "independent" for purposes of Item 3 of Form N-CSR.

(a)(3)   Not applicable.



ITEM 4. Principal Accountant Fees and Services.
        --------------------------------------

(a) Audit Fees - Audit fees billed for the registrant for the fiscal years ended February 29, 2004 and February 28, 2005 were $15,989 and $16,000, respectively. These amounts represent aggregate fees billed by the registrant's independent accountant, Deloitte & Touche LLP ("Accountant"), in connection with the annual audit of the registrant's financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended February 29, 2004 or February 28, 2005 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported in paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in the fiscal years ended February 29, 2004 and February 28, 2005 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning were $0 and $5,375, respectively. These services were for the completion of the fund's federal, state, and excise tax returns.

(d) All Other Fees - The registrant was billed a fee of $1,500 in the fiscal year ended February 29, 2004 which was associated with the initial balance sheet audit and procedures by the Accountant of the seed capital used to capitalize the registrant's inception. There were no other fees paid to the Accountant which were not disclosed in paragraphs (a) through (c) of this Item during the fiscal years ended February 29, 2004 and February 28, 2005.

(e)(1) The registrant's board of trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of board of trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)   There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g) There were no fees billed by the Accountant for services rendered to the registrant, the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)      Not applicable.



Item 5.  Audit Committee of Listed Registrants.
         -------------------------------------

         Not applicable.

ITEM 6.  Schedule of Investments.
         -----------------------

         A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.



ITEM 7.  Disclosure  of   Proxy  Voting  Policies and  Procedures for Closed-End
         Management Investment Companies.
         -----------------------------------------------------------------------

         Not applicable.



ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.
        ----------------------------------------------------------------

         Not applicable.



ITEM 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
        ------------------------------------------------------------------------

         Not applicable.



ITEM 10. Submission of Matters to a Vote of Security Holders.
         ---------------------------------------------------

         Not applicable.



ITEM 11. Controls and Procedures.
         -----------------------


(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. Exhibits.
         --------

(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 12.(a)(1).

(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Turnaround Investment Trust


By: (Signature and Title)        /s/ Arne T. Alsin
                                 __________________________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer


Date: May 3, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Arne T. Alsin
                                 __________________________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer
                                 Turnaround Investment Trust

Date: May 3, 2005





By:  (Signature and Title)       /s/ Glenn D. Surowiec
                                 __________________________________________
                                 Glenn D. Surowiec
                                 Treasurer and Principal Financial Officer
                                 Turnaround Investment Trust

Date: May 3, 2005